Subsequent Events (Details) - Subsequent Event [Member]	Nov. 05, 2026 USD ($) shares
Subsequent Events [Line Items]
Aggregate principal amount | $	$ 100,000,000
Issued additional ordinary shares | shares	5,000,000
Commitment amount for subscription | $	$ 22,000,000
Ordinary shares reserved | shares	16,362,704
Fully vested shares | shares	2,904,835
Restricted share units | shares	13,090,163
Percentage of shares	80.00%
Minimum [Member]
Subsequent Events [Line Items]
Purchase of aggregate convertible notes | $	$ 16,666,665
Maximum [Member]
Subsequent Events [Line Items]
Purchase of aggregate convertible notes | $	$ 16,666,667